UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New
York Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)

BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 145.9%
Corporate — 23.1%
Chautauqua County Industrial
Development Agency, RB, Nrg Dunkirk
Power Project, 5.88%, 4/01/42	$ 500	$ 510,605
Essex County Industrial Development
Agency New York, RB, International
Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	200	208,684
Essex County Industrial Development
Agency New York, Refunding RB,
International Paper Co. Project,
Series A, AMT, 5.50%, 10/01/26	625	597,694
Jefferson County Industrial
Development Agency New York,
Refunding RB, Solid Waste, Series A,
AMT, 5.20%, 12/01/20	750	741,045
New York City Industrial Development
Agency, RB:
American Airlines Inc., JFK
International Airport, AMT, 7.63%,
8/01/25	1,600	1,620,080
American Airlines Inc., JFK
International Airport, AMT, 7.75%,
8/01/31	1,500	1,528,785
Liberty-IAC/InteractiveCorp, 5.00%,
9/01/35	500	447,445
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	250	251,310
New York State Energy Research &
Development Authority, RB, AMT,
4.70%, 6/01/36	5,500	5,506,380
Port Authority of New York & New
Jersey, RB, Continental Airlines Inc.
and Eastern Air Lines Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	3,105	3,109,813
Suffolk County Industrial Development
Agency New York, RB, KeySpan, Port
Jefferson, AMT, 5.25%, 6/01/27	2,500	2,480,550
		17,002,391

County/City/Special District/School
District — 29.5%
Amherst Development Corp., RB, UBF
Faculty-Student Housing Corp.,
Series A (AGM):
4.38%, 10/01/30	500	491,375
4.63%, 10/01/40	275	271,230

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School
District (concluded)
Brooklyn Arena Local Development
Corp., RB, Barclays Center Project,
6.38%, 7/15/43	$ 300	$ 307,671
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	529,235
Series B, 5.75%, 12/01/11 (a)	2,000	2,156,100
Sub-Series G-1, 6.25%, 12/15/31	250	293,540
Sub-Series I-1, 5.38%, 4/01/36	450	491,819
Hudson Yards Infrastructure Corp., RB,
Series A, 5.00%, 2/15/47	2,350	2,281,403
New York City Industrial Development
Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 5.74%,
3/01/35 (b)	500	123,160
Queens Baseball Stadium (AGC),
6.38%, 1/01/39	100	110,754
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/39	500	443,820
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/46	2,050	1,790,285
New York City Transitional Finance
Authority, RB:
Fiscal 2009, Series S-3, 5.25%,
1/15/39	1,300	1,384,331
Series S-2 (NPFGC), 4.50%,
1/15/31	2,500	2,508,425
Series S-2 (NPFGC), 4.25%,
1/15/34	250	242,225
New York City Transitional Finance
Authority, Refunding RB, Future Tax
Secured, Series B, 5.00%, 11/01/27	5,000	5,242,250
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC), 5.00%,
11/15/35	2,750	2,761,687
New York State Dormitory Authority, RB,
State University Dormitory Facilities,
Series A, 5.00%, 7/01/39	250	262,853
		21,692,163

Education — 24.8%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A (c)(d):
7.00%, 5/01/25	345	138,000
7.00%, 5/01/35	220	88,000

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ACA	American Capital Access Corp.	GNMA	Government National Mortgage Association
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
AMBAC	American Municipal Bond Assurance Corp.	LRB	Lease Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	MRB	Mortgage Revenue Bonds
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
CIFG	CDC IXIS Financial Guaranty	PILOT	Payment in Lieu of Taxes
ERB	Education Revenue Bonds	RB	Revenue Bonds
FHA	Federal Housing Administration	SONYMA	State of New York Mortgage Agency

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II MAY 31, 2010 1

Schedule of Investments (continued)

BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (continued)
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	$ 250	$ 254,675
Dutchess County Industrial
Development Agency New York, RB,
Vassar College Project, 5.35%,
8/01/11 (a)	2,000	2,135,480
Dutchess County Industrial
Development Agency New York,
Refunding RB, Bard College Civic
Facility, Series A-2, 4.50%, 8/01/36	755	640,663
Geneva Industrial Development Agency
New York, RB, Hobart & William Smith
Project, Series A, 5.38%, 2/01/33	3,250	3,288,837
Herkimer County Industrial
Development Agency New York, RB,
College Foundation Inc. Student
Housing Project, 6.25%, 8/01/34	385	385,397
Nassau County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project,
Series A, 4.75%, 3/01/26	350	348,439
New York City Industrial Development
Agency, RB, Lycee Francais de New
York Project, Series A (ACA), 5.38%,
6/01/23	1,500	1,537,155
New York City Industrial Development
Agency, Refunding RB, Polytechnic
University Project (ACA), 5.25%,
11/01/37	460	413,273
New York Liberty Development Corp.,
RB, National Sports Museum Project,
Series A, 6.13%, 2/15/19 (c)(d)	675	7
New York State Dormitory Authority, RB:
5.53%, 7/01/39 (e)	225	187,673
Brooklyn Law School, Series B
(Syncora), 5.13%, 7/01/30	2,000	2,036,200
New School University (NPFGC),
5.00%, 7/01/31	1,425	1,432,595
Rochester Institute of Technology,
Series A, 6.00%, 7/01/33	625	692,431
University of Rochester, Series A,
5.13%, 7/01/39	250	263,260
Vassar College, 5.00%, 7/01/49	400	417,880
New York State Dormitory Authority,
Refunding RB:
Brooklyn Law School, 5.75%,
7/01/33	250	270,768
Teachers College, 5.50%, 3/01/39	650	685,977
Suffolk County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project,
5.00%, 3/01/26	410	412,727

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
Trust for Cultural Resources, RB,
Series A:
Carnegie Hall, 4.75%, 12/01/39	$ 925	$ 930,624
Juilliard School, 5.00%, 1/01/39	1,050	1,120,948
Yonkers Industrial Development Agency
New York, RB, Sarah Lawrence
College Project, Series A, 6.00%,
6/01/41	500	523,715
		18,204,724

Health — 17.3%
Clarence Industrial Development
Agency, RB, Bristol Village Project
(GNMA), 6.00%, 1/20/44	1,680	1,745,218
Genesee County Industrial Development
Agency New York, Refunding RB,
United Memorial Medical Center
Project, 5.00%, 12/01/27	250	214,733
New York City Industrial Development
Agency, RB, Eger Harbor Project,
Series A (GNMA):
4.95%, 11/20/32	1,070	1,083,610
5.88%, 5/20/44	975	1,038,931
New York State Dormitory Authority,
MRB, St. Barnabas, Series A (FHA),
5.00%, 2/01/31	1,500	1,515,585
New York State Dormitory Authority, RB:
New York & Presbyterian Hospital
(AGM), 5.25%, 2/15/31	425	441,375
New York Hospital Medical Center-
Queens (FHA), 4.75%, 2/15/37	315	295,067
New York State Association for
Retarded Children, Inc., Series A,
6.00%, 7/01/32	350	377,688
New York University Hospital
Center, Series B, 5.63%, 7/01/37	530	546,356
North Shore-Long Island Jewish
Health System, Series A, 5.50%,
5/01/37	750	771,262
New York State Dormitory Authority,
Refunding RB:
Kateri Residence, 5.00%, 7/01/22	2,000	2,067,260
Mount Sinai Hospital, Series A,
5.00%, 7/01/26 (f)	575	591,508
North Shore-Long Island Jewish
Health System, Series E, 5.50%,
5/01/33	500	511,295
Saratoga County Industrial Development
Agency New York, RB, Saratoga
Hospital Project, Series B, 5.25%,
12/01/32	350	339,658
Suffolk County Industrial Development
Agency New York, Refunding RB,
Jeffersons Ferry Project, 5.00%,
11/01/28	450	416,754

2 BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II MAY 31, 2010

Schedule of Investments (continued)

BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A,
6.38%, 1/01/24	$ 750	$ 743,362
		12,699,662

Housing — 3.2%
New York City Housing Development
Corp., RB, Series J-2-A, AMT, 4.75%,
11/01/27	1,420	1,414,945
New York State HFA, RB, Highland
Avenue Senior Apartments, Series A,
AMT (SONYMA), 5.00%, 2/15/39	1,000	935,120
		2,350,065

State — 5.4%
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	300	340,977
New York State Dormitory Authority,
LRB, Municipal Health Facilities, Sub-
Series 2-4, 4.75%, 1/15/30	1,000	1,007,590
New York State Urban Development
Corp., RB, State Personal Income Tax,
Series B, 5.00%, 3/15/35	2,000	2,078,440
State of New York, GO, Series A, 5.00%,
2/15/39	500	528,535
		3,955,542

Tobacco — 9.7%
New York Counties Tobacco Trust III, RB,
Tobacco Settlement Pass-Thru, Turbo,
6.00%, 6/01/43	2,535	2,394,688
TSASC Inc. New York, RB, Tobacco
Settlement Asset-Backed, Series 1,
5.75%, 7/15/12 (a)	4,250	4,708,702
		7,103,390

Transportation — 19.8%
Metropolitan Transportation Authority,
RB:
Series 2008C, 6.50%, 11/15/28	750	878,205
Series B, 4.50%, 11/15/37	500	487,670
Metropolitan Transportation Authority,
Refunding RB, Series A:
5.13%, 1/01/29	3,000	3,071,820
5.00%, 11/15/30	5,000	5,175,650
(NPFGC), 5.25%, 11/15/31	1,250	1,279,225
Port Authority of New York & New
Jersey, RB:
Consolidated, 116th Series, 4.13%,
9/15/32	2,000	1,964,380
Consolidated, 161st Series, 4.50%,
10/15/37	500	504,935
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/13	1,000	1,059,200

Municipal Bonds	(000)	Value
New York (concluded)
Transportation (concluded)
Triborough Bridge & Tunnel Authority,
RB, General Purpose, Series A, 5.00%,
1/01/32	$ 150	$ 154,818
		14,575,903

Utilities — 13.1%
Long Island Power Authority, RB:
CAB (AGM), 4.48%, 6/01/28 (b)	3,515	1,582,769
General, Series C (CIFG), 5.25%,
9/01/29	1,000	1,124,900
Long Island Power Authority, Refunding
RB, Series A:
5.50%, 4/01/24	500	552,620
6.25%, 4/01/33	150	174,069
New York City Municipal Water Finance
Authority, RB, Second General
Resolution (NPFGC), 4.50%, 6/15/37	500	491,535
New York City Municipal Water Finance
Authority, Refunding RB, Series A,
5.13%, 6/15/34	4,000	4,143,480
New York State Environmental Facilities
Corp., Refunding RB, Revolving Funds,
New York City Water Project, Series A,
5.00%, 6/15/37	1,500	1,592,760
		9,662,133
Total Municipal Bonds in New York		107,245,973

Guam — 1.7%
State — 0.7%
Territory of Guam, GO, Series A, 7.00%,
11/15/39	485	519,149
Tobacco — 0.4%
Guam Economic Development &
Commerce Authority, Refunding RB,
Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	375	319,631
Utilities — 0.6%
Guam Government Waterworks
Authority, Refunding RB, Water,
5.88%, 7/01/35	400	403,188
Total Municipal Bonds in Guam		1,241,968

Multi-State — 5.7%
Housing — 5.7%
Centerline Equity Issuer Trust (g)(h):
5.75%, 5/15/15	500	522,605
6.00%, 5/15/15	1,500	1,562,400
6.00%, 5/15/19	1,000	1,053,140
6.30%, 5/15/19	1,000	1,057,540
Total Municipal Bonds in Multi-State		4,195,685

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II MAY 31, 2010 3

Schedule of Investments (continued)

BlackRock New York Municipal Income Trust II (BFY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 6.9%
County/City/Special District/School
District — 0.3%
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
6.03%, 8/01/41 (b)	$ 1,500	$ 235,860
Housing — 1.4%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	1,000	1,007,880
State — 0.9%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series C, 6.00%, 7/01/39	340	359,741
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (AMBAC),
6.39%, 8/01/54 (b)	5,000	310,200
		669,941
Tobacco — 0.6%
Children's Trust Fund, Refunding RB,
Asset-Backed, 5.63%, 5/15/43	500	440,240
Transportation — 3.0%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series D,
5.38%, 7/01/12 (a)	2,000	2,182,400
Utilities — 0.7%
Puerto Rico Electric Power Authority,
Refunding RB, Series VV (NPFGC),
5.25%, 7/01/29	500	525,975
Total Municipal Bonds in Puerto Rico		5,062,296
Total Municipal Bonds – 160.2%		117,745,922
Municipal Bonds Transferred to Tender
Option Bond Trusts (i)
New York — 0.4%
Utilities — 0.4%
New York City Municipal Water Finance
Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	240	272,121
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 0.4%		272,121
Total Long-Term Investments
(Cost – $115,136,453) – 160.6%		118,018,043

Short-Term Securities	Shares	Value
CMA New York Municipal Money Fund,
0.00% (j)(k)	146,643	$ 146,643
Total Short-Term Securities
(Cost – $146,643) – 0.2%		146,643
Total Investments
(Cost – $115,283,096*) – 160.8%		118,164,686
Liabilities in Excess of Other Assets – 0.0%		(25,804)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (0.2)%		(160,103)
Preferred Shares, at Redemption Value – (60.6)%		(44,477,693)
Net Assets Applicable to Common Shares – 100.0%		$ 73,501,086
* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 114,973,612
Gross unrealized appreciation		$ 4,920,399
Gross unrealized depreciation		(1,889,265)
Net unrealized appreciation		$ 3,031,134
(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Non-income producing security.
(e) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of the report date.
(f) When-issued security. Unsettled when-issued transactions were as follows:
		Unrealized
Counterparty	Value	Appreciation
Goldman Sachs	$ 591,508	$ 2,829
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(i) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

4 BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II MAY 31, 2010

Schedule of Investments (concluded) BlackRock New York Municipal Income Trust II (BFY)

(j) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
	Shares Held		Shares Held
	at August 31,	Net	at May 31,
Affiliate	2009	Activity	2010	Income
CMA New York Municipal
Money Fund	756,077	(609,434)	146,643	$ 69
(k) Represents the current yield as of report date.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the
Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	—	$ 118,018,043	—	$ 118,018,043
Short-Term
Securities	$ 146,643	—	—	146,643
Total	$ 146,643	$ 118,018,043	—	$ 118,164,686
[1] See above Schedule of Investments for values in each sector.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II MAY 31, 2010 5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Municipal Income Trust II

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: July 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date: July 23, 2010